Note D - Loans and Allowance for Loan Losses - Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans receivable	$ 769,319	$ 734,901
Consumer Portfolio Segment [Member]
Loans receivable	139,621	134,283
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	68,626	59,772
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	21,431	20,861
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	49,564	53,650
Residential Portfolio Segment [Member]
Loans receivable	309,163	286,022
Consumer and Residential Portfolio Segment [Member]
Loans receivable	448,784	420,305
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	68,413	59,646
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	21,148	20,827
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	49,362	53,598
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	303,126	282,445
Performing Financial Instruments [Member] | Consumer and Residential Portfolio Segment [Member]
Loans receivable	442,049	416,516
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	213	126
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	283	34
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	202	52
Nonperforming Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	6,037	3,577
Nonperforming Financial Instruments [Member] | Consumer and Residential Portfolio Segment [Member]
Loans receivable	$ 6,735	$ 3,789